Estimated Future Payments (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012
Defined Benefit Plan Disclosure [Line Items]
2012	$ 2
2013	2
2014	2
2015	2
2016	2
2017 through 2021	10
Total	$ 20